Depreciation and Amortisation Expense - Schedule of Depreciation and Amortisation Expense (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Depreciation and Amortisation Expense [Abstract]
Amortisation expenses	$ 604,794	$ 599,273	$ 1,200,723	$ 1,196,488
Depreciation on machinery	1,703		1,172
Depreciation expense on right-of-use assets		10,001	10,001	30,003
Total depreciation and amortisation expense	$ 606,497	$ 609,274	$ 1,211,896	$ 1,226,491